Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 590	$ 372
Accounts receivable, net	3,658	3,057
Accounts receivable from related companies	63	71
Inventories	1,807	1,522
Exchanges receivable	67	55
Price risk management assets	39	25
Current assets held for sale	0	184
Other current assets	312	311
Total current assets	6,536	5,597
PROPERTY, PLANT AND EQUIPMENT	33,917	30,388
ACCUMULATED DEPRECIATION	(3,235)	(2,104)
PROPERTY, PLANT AND EQUIPMENT, net	30,682	28,284
NON-CURRENT ASSETS HELD FOR SALE	0	985
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	4,014	4,737
NON-CURRENT PRICE RISK MANAGEMENT ASSETS	18	43
GOODWILL	5,894	6,434
INTANGIBLE ASSETS, net	2,264	2,291
OTHER NON-CURRENT ASSETS, net	922	533
Total assets	50,330	48,904
LIABILITIES AND EQUITY
Accounts payable	3,834	3,107
Accounts payable to related companies	14	15
Exchanges payable	284	156
Price risk management liabilities	53	115
Accrued and other current liabilities	1,678	1,754
Current maturities of long-term debt	637	613
Current liabilities held for sale	0	85
Total current liabilities	6,500	5,845
NON-CURRENT LIABILITIES HELD FOR SALE	0	142
LONG-TERM DEBT, less current maturities	22,562	21,440
DEFERRED INCOME TAXES	3,865	3,566
NON-CURRENT PRICE RISK MANAGEMENT LIABILITIES	73	162
PREFERRED UNITS (Note 7)	0	331
OTHER NON-CURRENT LIABILITIES	1,019	995
COMMITMENTS AND CONTINGENCIES (Note 11)
PREFERRED UNITS OF SUBSIDIARY (Note 7)	32	73
Partners' Capital
General Partner	(3)	0
Limited Partners:
Common Unitholders (559,923,300 and 559,911,216 units authorized, issued and outstanding as of December 31, 2013 and 2012, respectively)	1,066	2,125
Limited Partners Capital Account Class D Units	6	0
Accumulated other comprehensive income (loss)	9	(12)
Total partners’ capital	1,078	2,113
Noncontrolling interest	15,201	14,237
Total equity	16,279	16,350
Total liabilities and equity	$ 50,330	$ 48,904